PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expense and Other Assets [Abstract]
Advances to suppliers	$ 2,900,450	$ 7,045,046
Prepaid expenses	8,933,296	5,344,346
Barter goods	1,859,095	1,977,228
Other current assets	2,548,055	3,503,898
Prepaid expenses and other current assets	$ 16,240,896	$ 17,870,518